Statements of Cash Flows - USD ($)	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015
Statement of Cash Flows [Abstract]
Net loss	$ (6,869)
Change in current assets or liabilities:
Net cash used in operating activities	(6,869)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital contribution	$ 6,869
Net increase in cash and cash equivalents
Cash and cash equivalents, at the beginning of the period	$ 0
Cash and cash equivalents, at the end of the period	$ 0	$ 0
Cash paid during the year for:
Income tax payments
Interest payments
Non- cash investing and financing activities:
Debt forgiven by related party recorded as capital contribution		$ 4,008